Revenue Recognition - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Contract Liabilities [Abstract]
Balance at end of period	$ 520	$ 347		$ 579
Balance at beginning of period		579	579	17
Recognition of revenue		(232)	(579)	(17)
Deferral of revenue	$ 520	$ 0		$ 579